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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


  Read instructions at end of Form before preparing Form. Please print or type.


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1.   Name and address of issuer:
                             BB&T MUTUAL FUNDS
                             3435 STELZER ROAD
                             COLUMBUS, OHIO 43219


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2. The name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes):
                                           [  ]
                             SEE ATTACHED PAGE (1)

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3.   Investment Company Act File Number:          811-6719

     Securities Act File Number:    33-49098


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4(a).     Last day of the fiscal year for which this notice is filed:

                             SEPTEMBER 30, 1997

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4(b). [ ] Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this form.

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5.   Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal
      year pursuant to section 24(f):                                            $904,775,731
                                                                                --------------

(ii)  Aggregate price of securities redeemed or repurchased
      during the fiscal year:                                   $608,650,622
                                                               --------------


(iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission.                                                  $0
                                                               --------------

(iv)  Total available redemption credits [Add Items 5(ii) and
      5(iii)]:                                                                 -  $608,650,622
                                                                                --------------

(v)   Net Sales - If item 5(i) is greater than item 5(iv)
      [subtract Item 5(iv) from item
5(i)]                                                                             $296,125,109
                                                                                --------------
------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future                      $0
      years - if Item 5(i) is less than Item 5(iv)               --------------
      [subtract Item 5(iv) from Item 5(i)]:
------------------------------------------------------------------------------

(vii) Multiplier for determining registration fee (See
      Instruction
C.9):                                                                                0.000295
                                                                                --------------

(viii)Registration fee due [multiply Item 5(v) by Item
      5(vii): (enter "0" if no fee is
due):                                                                        =      $87,356.91
                                                                                --------------

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6. Prepaid shares
      If the response to item 5(i) was determined by deducting and amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.    Interest due. -- if this Form is being filed more than 90
      days after the end of the issuers fiscal year
                                                                             $0
                                                                 --------------

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8. Total of amount of the registration fee due plus any interest due [Line 5(viii) plus line 7]

                                                                     $87,356.91
                                                                 ==============

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9.    Date the registration fee and any interest payment was
      sent to the Commission's lockbox depository:
             12/18/97
          ---------------

           Method of Delivery:

                                 [X] Wire Transfer
                                 [ ] Mail or other means

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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*            /s/ Richard Ille
                                   ---------------------------------------------
                                   RICHARD ILLE, PRESIDENT
                                   ---------------------------------------------

Date:
      -------------------------

      *Please print the name and title of the signing officer below the signature.

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BB&T MUTUAL FUNDS
-----------------


U.S. TREASURY MONEY MARKET FUND



SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND



INTERMEDIATE U.S. GOVERNMENT BOND FUND



NORTH CAROLINA INTERMEDIATE TAX-FREE FUND



GROWTH AND INCOME STOCK FUND



BALANCED FUND



SMALL COMPANY GROWTH FUND



INTERNATIONAL EQUITY FUND